Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax

7.  Income tax

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
Current tax:
Current tax for the year	17	55	32
Adjustments in respect of prior years	(3)	(24)	6
Total current tax	14	31	38
Deferred tax:
Deferred tax for the year	4	(11)	(12)
Adjustments in respect of prior years	4	9	(1)
Total deferred tax	8	(2)	(13)
Income tax charge	22	29	25

Reconciliation of income tax charge and the (loss)/profit before tax multiplied by the domestic tax rate of the Group for 2021, 2020 and 2019 is as follows:

	Year ended December 31,
	2021	2020	2019
	$’m	$’m	$’m
(Loss)/profit before tax	(188)	140	(15)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2020: 24.94%; 2019: 24.94%)	(47)	35	(4)
Tax losses for which no deferred income tax asset was recognized	3	—	—
Re-measurement of deferred taxes	9	—	(2)
Adjustment in respect of prior years	1	(15)	5
Income subject to state and other local income taxes	9	3	6
Income taxed at rates other than standard tax rates	11	(3)	4
Non-deductible and other items	36	9	16
Income tax charge	22	29	25

The total income tax charge outlined above for each year includes tax credits of $17 million in 2021 (2020: $14 million; 2019: $3 million) in respect of exceptional items, being the tax effect of the items set out in note 5.

Non-deductible and other items principally relate to transaction related and other costs attributable to the completion of the Business Combination in the year ended December 31, 2021 and historical non-deductible interest expense in prior years. Income taxed at non-standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 24.94% rate) on earnings.  Re-measurement of deferred taxes in the year ended December 31, 2021 relates to the impact of the substantially enacted change in rate of corporation tax in the United Kingdom. Adjustment in respect of prior years includes tax credits in the year ended December 31, 2020 related to the carry back of tax losses in the United States as a result of the enactment on March 27, 2020, of the CARES Act.